Commitments and contingencies (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating lease commitments
Total	¥ 42,264
Less than 1 year	15,347
1-3 Years	23,451
3-5 years	3,182
Over 5 years	¥ 284
Operating lease | Minimum
Operating lease commitments
Lease terms	1 year
Operating lease | Maximum
Operating lease commitments
Lease terms	6 years
Investment
Operating lease commitments
Total	¥ 24,534